Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

17 EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per ordinary share is calculated as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income (loss) applicable to common stock	(43,064,771)	41,103,510	(47,163,433)
Earnings allocated to participating redeemable convertible preferred shares	—	(21,903,467)	—

Net income (loss) for basic earnings per Class A and Class B share	(43,064,771)	19,200,043	(47,163,433)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	51,880,468	67,653,340	199,508,989

Basic earnings (loss) per Class A and Class B ordinary share	(0.83)	0.28	(0.24)

Numerator:
Net income (loss) allocated to Class A and Class B ordinary shareholders as reported in basic earnings (loss) per Class A and Class B ordinary share	(43,064,771)	19,200,043	(47,163,433)

Denominator:
Weighted average shares of Class A and Class B ordinary shares outstanding as reported in basic earnings (loss) per Class A and Class B ordinary share	51,880,468	67,653,340	199,508,989
Dilutive effect of outstanding share options	—	3,296,870	—

	51,880,468	70,950,210	199,508,989

Diluted earnings (loss) per Class A and Class B ordinary share	(0.83)	0.27	(0.24)

The following table summarizes potential ordinary shares outstanding excluded from the calculation of diluted earnings (loss) per Class A and Class B ordinary share for the years ended December 31, 2012, 2013 and 2014, because their effect is anti-dilutive:

	Year Ended December 31,
	2012	2013	2014
Shares issuable under share options	9,694,417	3,829,315	25,464,598